Unaudited Condensed Consolidated Statements of Cash Flows - USD ($) $ in Thousands		6 Months Ended
		Jun. 30, 2021	Jun. 30, 2020
Statement of Cash Flows [Abstract]
Net income		$ 477,905	$ 527,409
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization		788,720	827,616
Asset impairment		73,386	87,368
Amortization of debt issuance costs, debt discount, debt premium and lease premium		33,932	31,242
Amortization of fair value adjustments on debt		(8,254)	(32,740)
Maintenance rights write-off (a)	[1]	30,211	65,265
Maintenance liability release to income		(140,047)	(228,640)
Net gain on sale of assets		(27,248)	(68,368)
Deferred income taxes		82,388	84,658
Share-based compensation		41,986	32,508
Collections of finance and sales-type leases		42,344	26,991
Loss (gain) on investment at fair value		2,463	(13,942)
Loss on debt extinguishment		6,061	0
Transaction-related expenses		74,601	0
Other		2,863	101,368
Changes in operating assets and liabilities:
Trade receivables		21,394	(157,410)
Other assets		(198,019)	(349,746)
Accounts payable, accrued expenses and other liabilities		(133,183)	3,229
Net cash provided by operating activities		1,171,503	936,808
Purchase of flight equipment		(470,584)	(159,930)
Proceeds from sale or disposal of assets		267,779	322,241
Prepayments on flight equipment		(30,537)	(723,729)
Net cash used in investing activities		(233,342)	(561,418)
Issuance of debt		1,320,537	6,890,002
Repayment of debt		(1,945,210)	(5,652,418)
Debt issuance and extinguishment costs paid, net of debt premium received		(221,037)	(27,157)
Maintenance payments received		163,280	194,779
Maintenance payments returned		(91,957)	(208,630)
Security deposits received		108,057	43,791
Security deposits returned		(156,314)	(150,767)
Dividend paid to non-controlling interest holders and others		(183)	(2,746)
Repurchase of shares and tax withholdings on share-based compensation		(16,503)	(118,836)
Net cash (used in) provided by financing activities		(839,330)	968,018
Net increase in cash, cash equivalents and restricted cash		98,831	1,343,408
Effect of exchange rate changes		(756)	(634)
Cash, cash equivalents and restricted cash at beginning of period		1,495,290	1,300,347
Cash, cash equivalents and restricted cash at end of period		1,593,365	2,643,121
Supplemental cash flow information:
Interest paid, net of amounts capitalized		564,071	625,668
Income taxes refunded, net		$ (201)	$ (9,587)

[1]	Maintenance rights write-off consisted of the following:

End of Lease (“EOL”) and Maintenance Reserved (“MR”) contract maintenance rights expense	$6,170	$28,078
MR contract maintenance rights write-off due to maintenance liability release	7,340	1,841
EOL contract maintenance rights write-off due to cash receipt	16,701	35,346
Maintenance rights write-off	$30,211	$65,265